Share Based Compensation (PSU Rollforward) (Details) (Performance Share Units [Member}, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Performance Share Units [Member}
Share-based Compensation Arrangement, Performance Shares [Line Items]
Unvested units, beginning of year	507,000	333,000
Granted during the year	164,000	187,000
Vested during the year	(12,000)	0
Expired during the year	(334,000)	0
Forfeited during the year	(1,000)	(13,000)
Unvested units, end of year	324,000	507,000
Weighted average grant date fair value, beginning of year	$ 19.87	$ 20.04
Weighted average grant date fair value, granted during the year	$ 23.35	$ 19.55
Weighted average grant date fair value, vested during the year	$ 0	$ 0
Weighted average grant date fair value, forfeited during the year	$ 0	$ 0
Weighted average grant date fair value, end of year	$ 21.27	$ 19.87